Significant Accounting Policies - Impact of the Adoption of ASC 606 on consolidated Statement of Operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ 253,661	$ 143,471
Voyage expenses	42,586	31,649
Charter-in hire expenses	40,763	1,736
Net income/ (loss)	$ 20,628	$ (26,229)
Earnings/(Loss) per share, basic	$ 0.32	$ (0.42)
Earnings/(Loss) per share, diluted	$ 0.32	$ (0.42)
Balances without Adoption of ASC 606
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ 253,922
Voyage expenses	42,722
Charter-in hire expenses	42,173
Net income/ (loss)	$ 19,343
Earnings/(Loss) per share, basic	$ 0.3
Earnings/(Loss) per share, diluted	$ 0.3
Effect of Adoption of ASC 606
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ (261)
Voyage expenses	136
Charter-in hire expenses	1,410
Net income/ (loss)	$ 1,285
Earnings/(Loss) per share, basic	$ 0.02
Earnings/(Loss) per share, diluted	$ 0.02